Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The accompanying financial statements were prepared based on the accrual method of accounting in accordance with U.S. generally accepted accounting principles (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. On an ongoing basis, the Company evaluates estimates and assumptions, including but not limited to those related to the fair value of the marketable securities, stock-based compensation expense, accruals for research and development costs, lease assets and liabilities, the valuation of deferred tax assets, uncertain income tax positions, and impairment of long-lived assets. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from those estimates.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Estimates used in preparing the accompanying financial statements include, but are not limited to, estimates related to the research and development accruals, preferred stock warrants liability, share-based compensation, and the valuation of deferred tax assets and liabilities. Although actual results could differ from those estimates, management does not believe that such differences would be material.
Concentration of Credit Risk and Other Risks and Uncertainties
Concentration of Credit Risk
Cash and cash equivalents are financial instruments that potentially subject the Company to concentrations of credit risk. Substantially all of the Company’s cash and cash equivalents are deposited in accounts with major financial institution and amounts may exceed federally insured limits. Management believes that the Company is not exposed to significant credit risk due to the financial strength of the depository institution in which the cash and cash equivalents are held. The Company has not experienced any losses on deposits of cash and cash equivalents.
Financial instruments, which potentially subject the Company to a concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a maturity of three months or less at the date of purchase to be cash equivalents. As of December 31, 2023 and 2022, cash and cash equivalents consisted of cash, money market funds, and commercial paper.
The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company deposits its cash primarily in a traditional checking and savings accounts with a financial institution and does not have restricted cash.

Marketable Securities
Marketable Securities
The Company’s marketable securities are accounted for as available-for-sale and recorded at fair value with the related unrealized gains and losses included in accumulated other comprehensive gain (loss).
The Company reviews its investment portfolio to identify and evaluate investments that have an indication of possible other-than-temporary impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.
The Company classifies marketable securities as available-for-sale, as the sale of such investments may be required prior to maturity to implement management strategies, and therefore has classified all marketable securities with maturity dates beyond three months at the date of purchase as current assets in the accompanying balance sheets. As of December 31, 2023, the Company had no intent to sell any marketable securities prior to maturity. Marketable securities classified as available-for-sale are carried at fair value with the unrealized gains and losses included in other comprehensive income as a component of stockholders’ deficit until realized. Any premium or discount arising at purchase is amortized and/or accreted to interest income as an adjustment to yield using the straight-line method over the life of the instrument. Realized gains and losses are calculated using the specific identification method and recorded as interest income or expense.

Allowance for Credit Losses
For available-for-sale securities in an unrealized loss position, the Company first assesses whether it intends to sell, or if it is more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through earnings. For available-for-sale securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, the Company considers the severity of the impairment, any changes in interest rates, market conditions, changes to the underlying credit ratings and forecasted recovery, among other factors. The credit-related portion of unrealized losses, and any subsequent improvements, are recorded in interest income through an allowance account. Any impairment that has not been recorded through an allowance for credit losses is included in other comprehensive income on the statements of operations and comprehensive loss.
The Company excludes the applicable accrued interest from both the fair value and amortized costs basis of its available-for-sale securities for purposes of identifying and measuring an impairment. Accrued interest receivable on available-for-sale securities is recorded within prepaid expenses and other current assets on the balance sheets. The Company’s accounting policy is to not measure an allowance for credit loss for accrued interest receivable and to write-off any uncollectible accrued interest receivable as a reversal of interest income in a timely manner, which the Company considers to be in the period in which it determines the accrued interest will not be collected.
Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The carrying amounts of financial instruments, including restricted cash, prepaid expenses and other current assets, accounts payable, accrued compensation, accrued expenses, and other liabilities, approximate fair value due to their short-term maturities. The cash invested in money-market funds are carried at fair value.
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs such as quoted prices in active markets.
Level 2—Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3—Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3 (see Note 3). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value of the instrument.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in the statements of operations and comprehensive loss in the period realized.
Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Upon retirement or disposal, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is recognized within operating expenses based on the difference between the proceeds received and the net book value of the disposed asset. Routine expenditures for maintenance and repairs are expensed as incurred.
Estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Computer equipment	5 years
Furniture and fixtures	5 years
Lab equipment	5 years

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount to the future undiscounted net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows generated by the assets. During the year ended December 31, 2023, the Company recognized $54.1 million related to the impairment of its leases and long- lived assets. There were no such impairments of long-lived assets in the year ended December 31, 2022. Please refer to Note 13 for more details on impairment.
The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset group may not be recoverable. Recoverability of the long-lived asset group is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset group. If these cash flows are less than the carrying value of such asset group, the Company then determines the fair value of the underlying asset group. Any impairment loss to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the estimated fair value of the asset group.
Leases
The Company determines if an arrangement is or contains a lease at inception by assessing whether it conveys the right to control the use of an identified asset in exchange for consideration. If a lease is identified, classification is determined at lease commencement. To date, all of the Company’s leases have been determined to be operating leases. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Company’s leases do not provide an implicit interest rate and therefore the Company estimates its incremental borrowing rate to discount lease payments. The incremental borrowing rate reflects the estimated interest rate that the Company would have to pay to borrow on a collateralized basis, an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use (ROU) assets are determined based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs, and lease incentives. The operating lease ROU asset also includes impairment charges if the Company determines the ROU asset is impaired. The Company considers a lease term to be the noncancelable period that it has the right to use the underlying asset, including any periods where it is reasonably assured the Company will exercise the option to extend the contract. Operating lease expenses are recognized, and the ROU assets are amortized on a straight-line basis over the lease term. The Company has elected not to separate lease and non-lease components for its leased assets and accounts for all lease and non-lease components of its agreements as a single lease component. The Company has elected not to recognize leases with terms of one year or less on the balance sheets.

Deferred Offering Costs	The Company capitalizes costs that are directly associated with equity financings until such financings are consummated, at which time such costs are recorded against the gross proceeds of the offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations and comprehensive loss.
Research and Development Expenses
Research and Development Expenses
Research and development costs are expensed as incurred. Research and development costs include salaries, stock-based compensation, and benefits for employees performing research and development activities, an allocation of facility and overhead expenses, expenses incurred under agreements with consultants, CMOs, CROs and investigative sites that conduct preclinical studies, other supplies and costs associated with product development efforts, preclinical activities, and regulatory operations.
Research and development costs are expensed as incurred. Research and development expenses primarily consist of internal research and development expense, including personnel-related expenses (such as salaries, benefits and noncash stock-based compensation) and external research and development expenses incurred under arrangements with vendors conducting research and development services on its behalf, such as contract research organizations (CROs) and contract manufacturing organizations (CMOs).
Prepaid Assets and Accrued Liabilities
Payments made prior to the receipt of goods or services to be used in research and development are capitalized, evaluated for current or long-term classification, and included in prepaid expenses and other current assets or other assets in the balance sheets based on when the goods are received or the services are expected to be received or consumed, and recognized in research and development expenses when they are realized.
The Company is required to estimate expenses resulting from its obligations under contracts with vendors, service providers and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations which vary from contract to contract and may result in cash flows that do not match the periods over which materials or services are provided. The Company estimates and records accrued expenses for the related research and development activities based on the level of services performed but not yet invoiced pursuant to agreements established with its service providers, according to the progress of clinical trials or related activities, and discussions with applicable personnel and service providers as to the progress or state of consummation of goods and services.
During the course of a clinical trial, the rate of expense recognition is adjusted if actual results differ from the Company’s estimates. The Company estimates accrued expenses as of each balance sheet date in its financial statements based on the facts and circumstances known at that time. The clinical trial accrual is dependent in part upon the timely and accurate reporting of CROs, CMOs and other third-party vendors. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its estimates may vary from the actual results. To date, the Company has not experienced material differences between its accrued expenses and actual expenses.

Preferred Stock Warrant Liability	The Company has issued freestanding warrants to purchase shares of its Series A convertible preferred stock (Series A Convertible Preferred). Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, holders of Series A Convertible Preferred can cause redemption. The warrants are revalued at each subsequent balance sheet date utilizing an option pricing method that back solves the fair value of the warrants based on recent financing transactions and also considers the enterprise value of the Company when considering potential exit events. Changes in fair value are recognized as increases or reductions to other income (expense), net in the accompanying statements of operations and comprehensive loss. The fair value of these warrants is classified as a non-current liability in the accompanying balance sheet since the underlying Series A Convertible Preferred stock is potentially redeemable.
Convertible Preferred and Common Stock
The Company’s convertible preferred stock and Class B convertible common stock are classified outside of stockholders’ deficit because the shares contain deemed liquidation rights that are a contingent redemption feature not solely within the control of the Company.
The carrying values of the convertible preferred stock and Class B convertible common stock are adjusted to their liquidation preferences if and when it becomes probable that such a liquidation event will occur. The Company did not accrete the value of the convertible preferred stock to its redemption value since a liquidation event was not considered probable as of December 31, 2022 and 2023. Subsequent adjustments to the carrying values of the convertible preferred stock will be made only when it becomes probable that such liquidation events will occur, causing the shares to become redeemable.

Share-Based Compensation
The Company maintains an equity incentive plan as a long-term incentive for employees, directors, and non-employee service providers. All share-based payments to employees and directors, including grants of incentive stock options, nonqualified stock options, restricted stock awards, unrestricted stock awards, or restricted stock units, are recognized as expense based on their grant date fair values. The Company recognizes expense on a straight-line basis over the requisite service period, which is generally the vesting period of the respective award. Stock-based compensation is classified in the statements of operations and comprehensive loss based on the function to which the related services are provided. The Company has elected to account for forfeitures as they occur.
Stock Options
The Company estimated the fair value of options granted using the Black-Scholes-Merton (Black-Scholes) option pricing model for stock option grants to both employees and non-employees.
The Black-Scholes option pricing model requires inputs based on certain subjective assumptions. A discussion of management’s methodology for developing the assumptions used in the valuation model follows:
Fair Value of Common Stock—Given the lack of an active public market for the Company’s common stock, the fair value of the Company’s common stock was determined by the board of directors with input from management and consideration of third-party valuation reports. In the absence of a public trading market, and as a clinical-stage company with no significant revenues, the Company believes that it was appropriate to consider a range of factors to determine the fair market value of the common stock at each grant date. In determining the fair value of its common stock, the Company used methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants’ (AICPA) Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation. In addition, the Company considered various objective and subjective factors, along with input from the independent third-party valuation firm. The factors included (1) the achievement of clinical and operational milestones by the Company; (2) the significant risks associated with the Company’s stage of development; (3) capital market conditions for life science companies, particularly similarly situated, privately held, early-stage life science companies; (4) the Company’s available cash, financial condition, and results of operations; (5) the most recent sales of the Company’s convertible preferred stock; and (6) the preferential rights of the outstanding convertible preferred stock and Class B convertible common stock.
Expected Dividend Yield—The expected dividend yield is based on the Company’s historical and expected dividend payouts. The Company has historically paid no dividends and does not anticipate dividends to be paid in the future.
Expected Equity Volatility—Due to the lack of a public market for the Company’s common stock and the lack of company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company (e.g., public entities of similar size, complexity, stage of development, and industry focus). The historical volatility is calculated based on a period of time commensurate with expected term assumption.
Risk-Free Interest Rate—The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options.
Expected Term—The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.
Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.
In evaluating the ability to recover deferred income tax assets, the Company considers all available positive and negative evidence, including operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company determines that it would be able to realize deferred income tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the valuation allowance that would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period when such determination is made. As of December 31, 2023 and 2022, the Company has recorded a full valuation allowance on deferred tax assets.
Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.
The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax assets and liabilities. Valuation allowances are established when necessary to reduce deferred tax assets where, based upon the available evidence, the Company concludes that it is more-likely-than-not that some or all of the deferred tax assets will not be realized. In evaluating its ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Because of the uncertainty of the realization of deferred tax assets, the Company has recorded a valuation allowance against its net deferred tax assets.
Liabilities are provided for tax benefits for which realization is uncertain. Such benefits are only recognized when the underlying tax position is considered more-likely-than-not to be sustained on examination by a taxing authority, assuming they possess full knowledge of the position and facts. Interest and penalties related to uncertain tax positions are recognized in the provision of income taxes. As of December 31, 2022 and 2023, the Company had no interest or penalties related to uncertain income tax benefits.
The Company’s policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.
Revenue Recognition	The Company evaluates its revenue agreements in accordance with FASB ASC 606, Revenue from Contracts with Customers (ASC 606). ASC 606 requires a five-stage approach, including (i) identification of the contract; (ii) identification of performance obligations; (iii) determination of the transaction price; (iv) allocation of the transaction price; and (v) recognition of revenue.
Net Loss Per Share
Net Loss Per Share
Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, redeemable convertible preferred stock, common stock subject to repurchase, restricted common shares issued, and stock options are considered to be potentially dilutive securities.
Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class method required for participating securities. Restricted shares issued to the founders and upon early exercise of stock options also participate in dividends from the issuance date and are considered participating securities. Participating securities do not have a contractual obligation to share in losses. As such, the net loss was attributed entirely to common stockholders. Because the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.
Basic net loss per share is calculated by dividing net loss attributed to Class A common stockholders by the weighted-average number of shares of Class A common stock outstanding during the period, without consideration for common stock equivalents. The convertible preferred stock and Class B convertible common stock are not participating securities, because they do not participate in losses. Stock options, preferred stock warrants, Class A warrants, Class B convertible common stock, and convertible preferred stock are considered potentially dilutive to Class A common stock. The Company computes diluted net loss per share attributable to Class A common stockholders after giving consideration to all potentially dilutive Class A common stock outstanding during the period, determined using the treasury-stock and if-converted methods, except where the effect of including such securities would be antidilutive. The Company makes adjustments to diluted net loss attributed to Class A common stockholders to reflect the reversal of gains on the change in the value of preferred stock warrants liability, assuming conversion of warrants to acquire convertible preferred stock at the beginning of the period or at time of issuance, if later, to the extent that those preferred stock warrants are dilutive. Diluted net loss per share is the same as basic net loss per share, since the effects of potentially dilutive securities are antidilutive given the net loss for each period presented.

Other Comprehensive Income
Other comprehensive income represents the change in the Company’s stockholders’ deficit from all sources other than investments by or distributions to stockholders. The Company’s other comprehensive income is the result of unrealized gains and losses on marketable securities.

Segment Reporting
Segment and Geographical Information
The Company operates and manages its business as one reportable and operating segment. The chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. All of the Company’s long-lived assets are based in the United States.
Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker (CODM), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer acts as the CODM. The CODM views the Company’s operations and manages its business as one operating segment operating exclusively in the United States.

Recent Accounting Pronouncements
Adopted and Recent Accounting Pronouncements
The Company is a smaller reporting company and an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay the adoption of new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. Thus, the Company has elected to use the extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that (i) the Company is no longer an emerging growth company or (ii) the Company affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. However, the Company may early adopt certain accounting standards, as the JOBS Act does not preclude an emerging growth company from adopting a new or revised accounting standard earlier than the time that such standard applies to private companies to the extent early adoption is permitted.
Recent Accounting Pronouncements
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This update requires entities to disclose significant segment expenses by reportable segment if they are regularly provided to the Chief Operating Decision Maker and included in each reported measure of segment profit or loss and requires disclosure of other segment items by reportable segment and a description of its composition. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. ASU 2023-07 should be applied retrospectively to all prior periods presented in the financial statements. The Company operates and discloses its operations as a single segment and does not expect the adoption of this standard to have a material impact on its annual and interim disclosures.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-00”). This update requires entities to consistently categorize and provide greater disaggregation of information in the rate reconciliation and to further disaggregate income taxes paid by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. ASU 2023-07 may be applied retrospectively or prospectively. The Company is currently evaluating the planned adoption date and the impact of this standard on its annual and interim disclosures.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The update requires a public business entity to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. Adoption of the ASU allows for either the prospective or retrospective application of the amendment and is effective for the Company for annual periods beginning after December 15, 2025, with early adoption permitted. The Company has not yet completed its assessment of the impact of ASU 2023-09 on the Company’s financial statements.